Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document And Entity Information
Entity Registrant Name	DENISON MINES CORP.
Entity Central Index Key	0001063259
Document Type	6-K
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity's Reporting Status Current?	Yes
Entity Common Stock, Shares Outstanding	589,175,086
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018